Shareholders' Equity (Tables)	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Summary of the Company's Share Capital
As of December 31, 2023, December 31, 2022, and December 31, 2021, the Company’s share capital was composed of the following:

(In thousands),	January 1, 2023 to December 31, 2023		January 1, 2022 to December 31, 2022		January 1, 2021 to December 31, 2021
Beginning of the period		26,441		26,441		26,161

Change in capital	R$	—	R$	—	R$	280
Capital increase – BVS		3,797,910		—		—
Return of capital to common shareholders		(1,075,000)		—		—

End of the period	R$	2,749,351	R$	26,441	R$	26,441

Summary of the Company's Common and Preferred Shares Outstanding
As of December 31, 2023, December 31, 2022 and December 31, 2021, the Company’s Common and Preferred Shares outstanding was composed of the following:

			Number of Shares
	January 1, 2023 to December 31, 2023	January 1, 2022 to December 31, 2022	January 1, 2021 to December 31, 2021
Beginning of the period	10,000,000	26,441,364	26,160,764

Change in capital	2	—	280,600
Capital increase - BVS acquisition	2,171,613	—	—
Redeemable Preferred shares	—	1,313,345	—
Recapitalization	—	(17,754,709)	—

End of the period	12,171,615	10,000,000	26,441,364

Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Summary of the Company's Share Capital
As of August 7, 2023 and December 31, 2022, the Company’s share capital was composed exclusively of common shares with no par value, as follows:

	Share Capital
	January 1, 2023 to August 7, 2023	January 1, 2022 to December 31, 2022	January 1, 2021 to December 31, 2021
Beginning of the period	1,715,269	1,715,269	1,638,058
Capital increase - Exercise of stock option	—	—	48,488
Capital increase - Konduto	—	—	28,723

End of the period	1,715,269	1,715,269	1,715,269

Summary of the Company's Common and Preferred Shares Outstanding

	Number of shares
	January 1, 2023 to August 7, 2023	January 1, 2022 to December 31, 2022	January 1, 2021 to December 31, 2021
Beginning of the period	532,222,621	531,440,373	520,797,860
Capital increase - Exercise of
stock option	—	—	7,758,000
Capital increase - Konduto	—	—	2,884,513
Capital increase - Warrants
Konduto	—	391,124	—
Capital increase - Warrants
Konduto	391,124	391,124	—
Cancellation of treasury
shares (*)	(2,770,900)	—	—

End of the period	529,842,845	532,222,621	531,440,373

(*)
On August 7, 2023, due to the merger of Company’s shares by EFX Brasil (Note 1 a.), there was a cancellation of 2,770,900 ordinary shares issued by the Company held in treasury (Note 23 e), so that the number of shares issued by the Company was reduced from 532,613,745 to 529,842,845.

Summary of Dividends and Interest on Net Equity

	August 7, 2023	December 31, 2022	December 31, 2021
Profit for the period/year	111,447	297,750	175,197

Legal reserve - 5%	(5,572)	(14,888)	(8,760)

Calculation basis for minimum mandatory dividends	105,875	282,862	166,437
Minimum mandatory distribution to shareholders - 25%(*)	24,469	70,716	41,609
Additional distribution proposed by Management(*)	(24,469)	64,068	483

Total distribution proposed	—	134,784	42,092

Payment method:
Interest on net equity	—	134,784	35,146
Dividends	—	—	6,946

Total distribution to shareholders	—	134,784	42,092

Number of outstanding shares	529,842,845	532,222,621	531,330,373
Interest on net equity/Dividends per share	—	0.25325	0.07920

(*)	Based on profit to date, minimum dividend would be R$ 26,469. However, statutory calculation is based on the annual profit and no dividends have yet been proposed on August 7, 2023.

Summary of Market Prices and Intermediated Through the Financial Institution
The shares were acquired at B3 S.A. – Bolsa, Brasil, Balcão, at market prices and intermediated through the financial institution Itaú Corretora de Valores S.A., as follows:

	August 7, 2023
Period	Number of shares	Average price (in Reais)	Total price
May 2023 (*)	1,170,603	3.84	4,498

Total	1,170,603	3.84	4,498

	December 31, 2022
Period	Number of shares	Average price (in Reais)	Total price
March 2022	54,900	7.94	436
April 2022	110,100	8.11	893
July 2022	1,607,940	5.18	8,328

Total	1,772,940	5.45	9,657

Summary of Outstanding

	Number of shares	Average price	Total
Outstanding at January 1, 2022	—	—	—
Repurchased	1,772,940	5.447	9,657
Transferred from vesting of restricted shares	(108,252)	(8.059)	(872)

Outstanding at January 1, 2023	1,664,688	5.277	8,785

Repurchased (*)	1,170,603	3.842	4,498
Transferred - vesting of restricted shares	(64,391)	(5.451)	(351)
Cancellation (**)	(2,770,900)	(4.667)	(12,932)

Outstanding at August 7, 2023	—	—	—

(*)
The difference between the average price and the negotiation price between May 7 and 8 relates to an event of dissent (“
dissidência
”) where a shareholder has a right to withdraw from a company when they do not agree with deliberations held at meetings in which matters are approved, resulting in the right to withdraw, as provided for in current legislation. As part of the Merger of Shares (Note 1 a.), there was a shareholder who withdrew and the Company repurchased at equity cost (not at market value).

(**)	On August 7, 2023, due to the merger of Company’s shares by EFX Brasil (Note 1 a.), there was a cancellation of 2,770,900 ordinary shares issued by the Company held in treasury.